UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Former Parent Company Investment [Member]	(Accumulated Deficit)/Retained Earnings [Member]	Total	Series A Preferred Shares [Member]
Beginning balance at Dec. 31, 2021	$ 0	$ 0	$ 0	$ 104,031,170	$ 0	$ 104,031,170
Beginning balance (in shares) at Dec. 31, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	6,657,133	0	6,657,133
Comprehensive Income	0	0	0	6,657,133	0	6,657,133
Net increase (decrease) in Former Parent Company investment	0	0	0	(1,994,004)	0	(1,994,004)
Dividend on Series A preferred shares						0
Deemed dividend on Series A preferred shares						0
Ending balance at Jun. 30, 2022	$ 0	$ 0	0	108,694,299	0	108,694,299
Ending balance (in shares) at Jun. 30, 2022	0	0
Beginning balance at Dec. 31, 2021							$ 0
Beginning balance (in shares) at Dec. 31, 2021							0
Ending balance at Jun. 30, 2022							$ 0
Ending balance (in shares) at Jun. 30, 2022							0
Beginning balance at Dec. 31, 2022	$ 0	$ 0	0	140,496,912	(32)	140,496,880
Beginning balance (in shares) at Dec. 31, 2022	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	17,339,332	60,001,655	77,340,987
Comprehensive Income	0	0	0	17,339,332	60,001,655	77,340,987
Net increase (decrease) in Former Parent Company investment	0	0	0	211,982	0	211,982
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs	$ 40	$ 9,461	38,156,985	(158,048,226)	0	(119,881,740)
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (in shares)	40,000	9,461,009
Issuance of common shares pursuant to private placement	$ 0	$ 8,500	18,638,736	0	0	18,647,236
Issuance of common shares pursuant to private placement (in shares)	0	8,500,000
Dividend on Series A preferred shares	$ 0		0	0	(451,111)	(451,111)
Deemed dividend on Series A preferred shares	0		0	0	(931,034)	(931,034)	$ (931,034)
Ending balance at Jun. 30, 2023	$ 40	$ 17,961	$ 56,795,721	$ 0	$ 58,619,478	115,433,200
Ending balance (in shares) at Jun. 30, 2023	40,000	17,961,009
Beginning balance at Dec. 31, 2022						0	$ 0
Beginning balance (in shares) at Dec. 31, 2022							0
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs							$ 117,172,135
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (in shares)							140,000
Deemed dividend on Series A preferred shares							$ 931,034
Ending balance at Jun. 30, 2023						$ 118,103,169	$ 118,103,169
Ending balance (in shares) at Jun. 30, 2023							140,000